Label	Element	Value
Document And Entity Information Elements	ck0001064046_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 08, 2013
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2012